Intangible Assets and Goodwill - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2017		Dec. 31, 2019	Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2016
Intangible Assets and Goodwill
Intangible assets and goodwill		R$ 4,924,726			R$ 4,985,385	R$ 5,086,937
Software [member]
Intangible Assets and Goodwill
Weighted average amortization rate		15.00%
Intangible assets and goodwill		R$ 83,415			76,325	60,088
Trademarks [member]
Intangible Assets and Goodwill
Weighted average amortization rate		5.00%
Intangible assets and goodwill		R$ 573,586			584,035	610,541
Customer Portfolio [member]
Intangible Assets and Goodwill
Weighted average amortization rate		8.00%
Intangible assets and goodwill		R$ 928,858			1,010,722	1,093,885
Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		3,307,805			3,286,263	3,286,263
In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		R$ 999			14,051	30,098
Other Intangible assets [member]
Intangible Assets and Goodwill
Weighted average amortization rate		33.00%
Intangible assets and goodwill		R$ 6,243			4,563	R$ 6,062
Cost [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		5,350,096			5,348,172
Cost [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		204,213			276,542
Cost [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		631,935			614,958
Cost [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		1,113,792			1,109,388
Cost [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		3,307,805			3,286,263
Cost [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		999			14,051
Cost [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		38,283			18,090
Accumulated amortization [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		(425,369)			(362,787)
Accumulated amortization [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		(120,798)			(200,217)
Accumulated amortization [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		(58,349)			(30,923)
Accumulated amortization [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		(184,934)			(98,666)
Accumulated amortization [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill
Accumulated amortization [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill
Accumulated amortization [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill		R$ (32,040)			R$ (13,527)
Somos - Anglo (Predecessor)
Intangible Assets and Goodwill
Intangible assets and goodwill			R$ 657,655				R$ 652,879	R$ 654,174
Somos - Anglo (Predecessor) | Software [member]
Intangible Assets and Goodwill
Weighted average amortization rate			20.00%
Intangible assets and goodwill			R$ 36,985				28,977	20,323
Somos - Anglo (Predecessor) | Trademarks [member]
Intangible Assets and Goodwill
Weighted average amortization rate			5.00%
Intangible assets and goodwill			R$ 159,816				158,850	160,758
Somos - Anglo (Predecessor) | Customer Portfolio [member]
Intangible Assets and Goodwill
Weighted average amortization rate			10.00%
Intangible assets and goodwill			R$ 130,975				120,502	138,240
Somos - Anglo (Predecessor) | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			280,872				280,872	269,037
Somos - Anglo (Predecessor) | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			R$ 30,294	[1]			53,851	39,124	[1]
Somos - Anglo (Predecessor) | Other Intangible assets [member]
Intangible Assets and Goodwill
Weighted average amortization rate			33.00%
Intangible assets and goodwill			R$ 18,713				R$ 9,827	26,692
Somos - Anglo (Predecessor) | Cost [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			833,011					792,581
Somos - Anglo (Predecessor) | Cost [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			102,159					72,245
Somos - Anglo (Predecessor) | Cost [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			161,825					161,806
Somos - Anglo (Predecessor) | Cost [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			221,333					216,579
Somos - Anglo (Predecessor) | Cost [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			280,872					269,037
Somos - Anglo (Predecessor) | Cost [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	[1]		30,294					39,124
Somos - Anglo (Predecessor) | Cost [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			36,528					33,790
Somos - Anglo (Predecessor) | Accumulated amortization [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			(175,356)					(138,407)
Somos - Anglo (Predecessor) | Accumulated amortization [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			(65,174)					(51,922)
Somos - Anglo (Predecessor) | Accumulated amortization [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			(2,009)					(1,048)
Somos - Anglo (Predecessor) | Accumulated amortization [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			(90,358)					(78,339)
Somos - Anglo (Predecessor) | Accumulated amortization [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill
Somos - Anglo (Predecessor) | Accumulated amortization [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill
Somos - Anglo (Predecessor) | Accumulated amortization [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill			R$ (17,815)					R$ (7,098)

[1]	Substantially refers to development of the projects related to operation Plurall, and other projects related to enterprise resource management (ERP) solutions.